Loans and Allowance for Losses and Concentrations of Credit Risk - Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 24,951		$ 30,638
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	24,733		30,236
Impaired Financing Receivable, with Related Allowance, Recorded Investment	72,116	[1]	69,713	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	70,308		68,601
Impaired Financing Receivable, Related Allowance	2,696		6,659
Impaired Financing Receivable, Recorded Investment	97,067		100,351
Impaired Financing Receivable, Unpaid Principal Balance	95,041		98,837
Financing Receivable, Recorded Investment, Nonaccrual Status	37,228	[3]	45,335	[4]
Impaired Financing Receivable, Average Recorded Investment	101,732		100,699
Impaired Financing Receivable, Interest Income, Accrual Method	3,768		2,694
Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,956		7,295
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	6,825		7,247
Impaired Financing Receivable, with Related Allowance, Recorded Investment	16,697	[1]	17,214	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	16,284		16,829
Impaired Financing Receivable, Related Allowance	406		706
Impaired Financing Receivable, Recorded Investment	23,653		24,509
Impaired Financing Receivable, Unpaid Principal Balance	23,109		24,076
Financing Receivable, Recorded Investment, Nonaccrual Status	10,812	[3]	11,888	[4]
Impaired Financing Receivable, Average Recorded Investment	28,387		28,568
Impaired Financing Receivable, Interest Income, Accrual Method	793		293
Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	9,880		11,652
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	9,877		11,509
Impaired Financing Receivable, with Related Allowance, Recorded Investment	36,146	[1]	26,567	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	34,978		26,095
Impaired Financing Receivable, Related Allowance	1,702		1,515
Impaired Financing Receivable, Recorded Investment	46,026		38,219
Impaired Financing Receivable, Unpaid Principal Balance	44,855		37,604
Financing Receivable, Recorded Investment, Nonaccrual Status	15,237	[3]	15,789	[4]
Impaired Financing Receivable, Average Recorded Investment	42,838		35,071
Impaired Financing Receivable, Interest Income, Accrual Method	2,254		1,823
Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,671		7,644
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	6,588		7,489
Impaired Financing Receivable, with Related Allowance, Recorded Investment	7,600	[1]	9,360	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,455		9,219
Impaired Financing Receivable, Related Allowance	193		355
Impaired Financing Receivable, Recorded Investment	14,271		17,004
Impaired Financing Receivable, Unpaid Principal Balance	14,043		16,708
Financing Receivable, Recorded Investment, Nonaccrual Status	5,344	[3]	5,141	[4]
Impaired Financing Receivable, Average Recorded Investment	16,117		15,379
Impaired Financing Receivable, Interest Income, Accrual Method	277		263
Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,444		3,140
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,443		3,090
Impaired Financing Receivable, with Related Allowance, Recorded Investment	11,554	[1]	12,118	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	11,476		12,007
Impaired Financing Receivable, Related Allowance	392		682
Impaired Financing Receivable, Recorded Investment	12,998		15,258
Impaired Financing Receivable, Unpaid Principal Balance	12,919		15,097
Financing Receivable, Recorded Investment, Nonaccrual Status	5,835	[3]	8,180	[4]
Impaired Financing Receivable, Average Recorded Investment	13,042		15,953
Impaired Financing Receivable, Interest Income, Accrual Method	444		315
Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	4,337	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0		4,337
Impaired Financing Receivable, Related Allowance	0		3,400
Impaired Financing Receivable, Recorded Investment	0		4,337
Impaired Financing Receivable, Unpaid Principal Balance	0		4,337
Financing Receivable, Recorded Investment, Nonaccrual Status	0	[3]	4,337	[4]
Impaired Financing Receivable, Average Recorded Investment	867		4,695
Impaired Financing Receivable, Interest Income, Accrual Method	0		0
Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		907
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		901
Impaired Financing Receivable, with Related Allowance, Recorded Investment	119	[1]	117	[2]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	115		114
Impaired Financing Receivable, Related Allowance	3		1
Impaired Financing Receivable, Recorded Investment	119		1,024
Impaired Financing Receivable, Unpaid Principal Balance	115		1,015
Financing Receivable, Recorded Investment, Nonaccrual Status	0	[3]	0	[4]
Impaired Financing Receivable, Average Recorded Investment	481		1,033
Impaired Financing Receivable, Interest Income, Accrual Method	0		0
Less than 90 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	9,600	[3]	15,700	[4]
Collateral Dependent Not Individually Analyzed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance	1,300
Impaired Financing Receivable, Recorded Investment	65,100		56,000
Impaired Financing Receivable, Impairment analysis performed percent	67.00%	[1]	56.00%
Financing Loans [Member] | Collateral Dependent Not Individually Analyzed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance			$ 1,100

[1]	Impairment analysis was performed in the aggregate in consideration of similar risk characteristics of the assets and historical statistics on $65.1 million (67 percent) of impaired loans as of December 31, 2013, which resulted in a specific reserve of $1.3 million.
[2]	Impairment analysis was performed in the aggregate in consideration of similar risk characteristics of the assets and historical statistics on $56.0 million (56 percent) of impaired loans as of December 31, 2012, which resulted in a specific reserve of $1.1 million.
[3]	Includes $9.6 million of loans that are less than 90 days delinquent but which have not met Farmer Mac's performance criteria for returning to accrual status.
[4]	Includes $15.7 million of loans that are less than 90 days delinquent but which have not met Farmer Mac's performance criteria for returning to accrual status.